UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-3104

                           CENTENNIAL TAX EXEMPT TRUST
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: JUNE 30

                    Date of reporting period: MARCH 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.


Centennial Tax Exempt Trust

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                       PRINCIPAL
                                                                                          AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------------
SHORT-TERM TAX-EXEMPT OBLIGATIONS--99.0%
-----------------------------------------------------------------------------------------------------------------------
ALABAMA--1.6%
AL HFA MH RB, Rime Village Hoover Project, 1996 Series A, 2.33% 1               $        435,000     $         435,000
-----------------------------------------------------------------------------------------------------------------------
AL IDAU RB, Well Built Cabinet, Inc. Project, 2.48% 1                                    480,000               480,000
-----------------------------------------------------------------------------------------------------------------------
AL IDAU RB, Whitesell Project, 2.63% 1                                                 2,425,000             2,425,000
-----------------------------------------------------------------------------------------------------------------------
Calhoun Cnty., AL ED Council RB, IPC Aerospace Corp. Project,
Series 2000, 2.48% 1                                                                   2,400,000             2,400,000
-----------------------------------------------------------------------------------------------------------------------
Calhoun Cnty., AL ED Council RB, Southern Bag Corp. Ltd.
Expansion Project, Series 1998, 2.53% 1                                                3,150,000             3,150,000
-----------------------------------------------------------------------------------------------------------------------
Cullman Cnty., AL SWD Authority RB, Cullman Environmental, Inc.
Project, Series 2003-A, 2.63% 1                                                        2,115,000             2,115,000
-----------------------------------------------------------------------------------------------------------------------
Florence, AL IDB RB, Nichols Wire, Inc. Project, Series A, 2.63% 1                     2,570,000             2,570,000
-----------------------------------------------------------------------------------------------------------------------
Hoover, AL BOE Capital Outlay TANs, AAMC Series 2001-16, 2.32% 1,2                     4,950,000             4,950,000
-----------------------------------------------------------------------------------------------------------------------
Jefferson Cnty., AL GOLB, Puttable Floating Option Tax Exempt
Receipts Series PT-2477, 2.35% 1                                                       6,955,000             6,955,000
-----------------------------------------------------------------------------------------------------------------------
Montgomery, AL Education Building Authority RB, Faulkner
University Campus Housing Project, Series 2004, 2.53% 1                                3,000,000             3,000,000
-----------------------------------------------------------------------------------------------------------------------
Montgomery, AL IDB RB, Asphalt Contractors, Inc., 2.63% 1                                600,000               600,000
                                                                                                     ------------------
                                                                                                            29,080,000

-----------------------------------------------------------------------------------------------------------------------
ALASKA--3.1%
AK Export & IDAU RB, Reset Option Certificates II-R Trust Series
320, 2.32% 1                                                                          40,000,000            40,000,000
-----------------------------------------------------------------------------------------------------------------------
North Slope Borough, AK GOB, Series B, 2.33% 1                                        15,900,000            15,900,000
                                                                                                     ------------------
                                                                                                            55,900,000
-----------------------------------------------------------------------------------------------------------------------
ARIZONA--2.7%
AZ First Matrix Charter School Trust Pass Through Certificates,
Series 2002-A, 2.58% 1,2                                                              14,270,000            14,270,000
-----------------------------------------------------------------------------------------------------------------------
AZ School Facilities Board COP, Reset Option Certificates II-R
Trust Series 4069, 2.32% 1                                                            10,395,000            10,395,000
-----------------------------------------------------------------------------------------------------------------------
Phoenix, AZ IDAU MH RRB, Paradise Lakes Apts. Project, Series
1995, 2.40% 1                                                                         22,500,000            22,500,000
                                                                                                     ------------------
                                                                                                            47,165,000

-----------------------------------------------------------------------------------------------------------------------
CALIFORNIA--5.1%
Alameda/Contra Costa, CA School FAU COP, Capital Improvements
Financing Project, Series G, 2.37% 1                                                     545,000               545,000
-----------------------------------------------------------------------------------------------------------------------
Alameda/Contra Costa, CA School FAU COP, Capital Improvements
Financing Project, Series H, 2.37% 1                                                   4,365,000             4,365,000
-----------------------------------------------------------------------------------------------------------------------
CA Department of Water Resource Power Supply RB, Series C5,
2.27% 1                                                                               12,000,000            12,000,000
-----------------------------------------------------------------------------------------------------------------------
CA Koch Certificates Trust Series 1999-2, 2.33% 1                                     13,800,000            13,800,000
-----------------------------------------------------------------------------------------------------------------------
CA Puttable Floating Option Tax Exempt Receipts Series PZP-002,
2.43% 1                                                                                2,655,000             2,655,000
-----------------------------------------------------------------------------------------------------------------------
CA SCDAU MH RB, Crossings at Madera, Series NN, 2.15%, 06/15/05 3                      1,000,000             1,000,000
-----------------------------------------------------------------------------------------------------------------------
CA SCDAU MH RB, Las Flores Apts. Project, Series 2004 JJ, 2.68% 1                      3,500,000             3,500,000
-----------------------------------------------------------------------------------------------------------------------


1            |            CENTENNIAL TAX EXEMPT TRUST

Centennial Tax Exempt Trust

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                       PRINCIPAL
                                                                                          AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
CA Statewide FAU TS RB, Puttable Floating Option Tax Exempt
Receipts Series PA-1287, 2.37% 1,2                                              $      2,500,000     $       2,500,000
-----------------------------------------------------------------------------------------------------------------------
Hayward, CA MH RB, Lord Tennyson Apts. Project, Series 2004A,
2.67% 1                                                                                2,655,000             2,655,000
-----------------------------------------------------------------------------------------------------------------------
Lancaster, CA RA MH RB, Floating Rate Trust Receipts Series
F12J, Sunset Project, 2.36% 1                                                         18,375,000            18,375,000
-----------------------------------------------------------------------------------------------------------------------
Los Angeles, CA USD GO, Puttable Floating Option Tax Exempt
Receipts Series PT-1855, 2.30% 1                                                      14,000,000            14,000,000
-----------------------------------------------------------------------------------------------------------------------
Mt. Diablo, CA USD GOB, AAMC Series 2004-36, 2.31% 1,2                                 3,000,000             3,000,000
-----------------------------------------------------------------------------------------------------------------------
San Diego, CA Water Utility Fund Net System GOB, AAMC Series
1998-10, 2.30% 1,2                                                                     6,000,000             6,000,000
-----------------------------------------------------------------------------------------------------------------------
Santa Rosa, CA Wastewater RB, Puttable Floating Option Tax
Exempt Receipts Series PZ-43, 2.38% 1                                                  3,040,000             3,040,000
-----------------------------------------------------------------------------------------------------------------------
Vallejo, CA COP, Capital Improvement Project, Series 2002, 2.33% 1                     3,500,000             3,500,000
                                                                                                     ------------------
                                                                                                            90,935,000

-----------------------------------------------------------------------------------------------------------------------
COLORADO--7.1%
Arapahoe Cnty., CO Senior MH RB, Centennial East Apts. Project,
2000 Series A-1, Trust Certificates, Series 2004-13, 2.73% 1,2                             1,000                 1,000
-----------------------------------------------------------------------------------------------------------------------
Arapahoe Cnty., CO Water & Wastewater Authority RRB, Series A,
2.31% 1                                                                                2,500,000             2,500,000
-----------------------------------------------------------------------------------------------------------------------
Boulder Cnty., CO Open Space Capital Improvement Trust Fund,
Reset Option Certificates II-R Trust Series 340, 2.32% 1,2                             3,000,000             3,000,000
-----------------------------------------------------------------------------------------------------------------------
Brighton, CO Crossing Metro District No. 4 RB, Series 2004,
2.43% 1                                                                                2,500,000             2,500,000
-----------------------------------------------------------------------------------------------------------------------
Centerra Metropolitan District No. 1, CO RB, Series 2004, 2.31% 1                     12,000,000            12,000,000
-----------------------------------------------------------------------------------------------------------------------
Central Platte Valley Metro District, CO GOB, Series B, 2.30%,
6/1/05 3                                                                               3,000,000             3,000,000
-----------------------------------------------------------------------------------------------------------------------
CO ECFA Public Radio RB, Community Wireless Park City, 2.32% 1                           790,000               790,000
-----------------------------------------------------------------------------------------------------------------------
CO ECFA RB, Oklahoma Public Radio, Series 2005A, 2.30% 1                               6,255,000             6,255,000
-----------------------------------------------------------------------------------------------------------------------
CO ECFA RB, St. Marys Academy Project, 2.40% 1                                         6,000,000             6,000,000
-----------------------------------------------------------------------------------------------------------------------
CO HFA SFM RB, 2004 Series B-4, Cl. I, 1.99%, 11/1/05                                  7,985,000             7,985,000
-----------------------------------------------------------------------------------------------------------------------
CO MuniMae Trust Pass Through Certificates, Canterberry
Crossing, Series 2002-A, Cl. A, 2.68% 1                                               12,330,000            12,330,000
-----------------------------------------------------------------------------------------------------------------------
Concord Metropolitan District, CO REF GO, Improvement Projects,
Series 2004, 2.25%, 6/1/05 3                                                           2,600,000             2,600,000
-----------------------------------------------------------------------------------------------------------------------
Denver, CO International Business Center Metropolitan District
No. 1 GOLB, Series 2002, 2.68% 1                                                       8,065,000             8,065,000
-----------------------------------------------------------------------------------------------------------------------
E-470 Public Highway, CO RRB, Vehicle Registration Fee, 2.25% 1                        2,730,000             2,730,000
-----------------------------------------------------------------------------------------------------------------------
Ebert Metro District, CO Securitization Trust GOLB, Series
2004-S1, Cl. A2, 2.43% 1                                                               8,000,000             8,000,000
-----------------------------------------------------------------------------------------------------------------------
Kipling Ridge Metro District, CO RB, Series 2005, 2.32% 1                              3,725,000             3,725,000
-----------------------------------------------------------------------------------------------------------------------
Midcities Metropolitan District No. 1, CO RB, BNP Paribas STARS
Certificates Trust Series 2004-110, 2.35% 1                                           16,750,000            16,750,000
-----------------------------------------------------------------------------------------------------------------------
Park Creek Metro District, CO RB, Puttable Floating Option Tax
Exempt Receipts Series PT-2321, 2.37% 1,2                                              5,775,000             5,775,000
-----------------------------------------------------------------------------------------------------------------------
Stapleton Business Center Metro District, CO RB, 2.38% 1                               7,550,000             7,550,000
-----------------------------------------------------------------------------------------------------------------------
Superior Metro District No. 1, CO WSS RRB, Series 2000A, 2.326%,
6/1/05 3                                                                               3,035,000             3,035,000
-----------------------------------------------------------------------------------------------------------------------


2            |            CENTENNIAL TAX EXEMPT TRUST

Centennial Tax Exempt Trust

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                       PRINCIPAL
                                                                                          AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------------
COLORADO CONTINUED
Superior Metro District No. 1, CO WSS RRB, Series 2002, 2.33% 1                 $      2,500,000     $       2,500,000
-----------------------------------------------------------------------------------------------------------------------
Superior/McCaslin Interchange Metro District, CO GOB, Series
2004, 2.10%, 11/15/05 3                                                                3,970,000             3,970,000
-----------------------------------------------------------------------------------------------------------------------
Thornton, CO RB, Puttable Floating Option Tax Exempt Receipts
Series PT-2522, Newport Village Project, 2.33% 1,2                                     3,075,000             3,075,000
-----------------------------------------------------------------------------------------------------------------------
Willow Trace Metro District, CO GOLB, Series 2001A, 2.30%, 6/1/05 3                    2,295,000             2,295,000
                                                                                                     ------------------
                                                                                                           126,431,000

-----------------------------------------------------------------------------------------------------------------------
FLORIDA--5.9%
Bay Cnty., FL EDLFA RB, Bay Haven Charter Academy, Series 2004,
2.35% 1                                                                               11,600,000            11,600,000
-----------------------------------------------------------------------------------------------------------------------
Broward Cnty., FL Airport Systems RB, Puttable Floating Option
Tax Exempt Receipts Series PT-2417, 2.33% 1                                            5,320,000             5,320,000
-----------------------------------------------------------------------------------------------------------------------
Collier Cnty., FL IDAU RB, Gulf Coast American Blind, Series A,
2.26% 1                                                                                2,805,000             2,805,000
-----------------------------------------------------------------------------------------------------------------------
FL Gulf Coast University Financing Corp. Capital Improvement RB,
Series 2003, 2.27% 1                                                                   9,925,000             9,925,000
-----------------------------------------------------------------------------------------------------------------------
FL TUAU RB, Series A, ETET Series 96C0910, Cl. A, 2.31% 1,2                           14,850,000            14,850,000
-----------------------------------------------------------------------------------------------------------------------
Hillsborough Cnty., FL IDAU PC COP, Tampa Electric Co. Project,
ETET Series 96C0911, Cl. A, 2.32% 1,2                                                 17,795,000            17,795,000
-----------------------------------------------------------------------------------------------------------------------
Hillsborough Cnty., FL IDAU PC COP, Tampa Electric Co. Project,
ETET Series 97C0901, Cl. A, 2.32% 1,2                                                 17,795,000            17,795,000
-----------------------------------------------------------------------------------------------------------------------
Jacksonville, FL HFAU RB, Baptist Medical Center Project, Series
2004, 1.93%, 7/27/05 3                                                                 5,000,000             5,000,000
-----------------------------------------------------------------------------------------------------------------------
Jacksonville, FL Sales Tax RB, MERLOTS Series 2003 B26, 2.35% 1,2                      9,985,000             9,985,000
-----------------------------------------------------------------------------------------------------------------------
Palm Beach Cnty., FL HFA MH RB, Emerald Bay Club Apts., Series
2004, 2.31% 1                                                                          6,500,000             6,500,000
-----------------------------------------------------------------------------------------------------------------------
Seminole Cnty., FL IDAU RB, Masters Academy Project, Series
2004, 2.31% 1                                                                          3,035,000             3,035,000
                                                                                                     ------------------
                                                                                                           104,610,000

-----------------------------------------------------------------------------------------------------------------------
GEORGIA--3.7%
Cherokee Cnty., GA WSS RRB, MERLOTS Series 2003 A14, 2.35% 1,2                         7,005,000             7,005,000
-----------------------------------------------------------------------------------------------------------------------
Columbus, GA DAU RB, Jordan Co. Project, Series 2000, 2.58% 1                            700,000               700,000
-----------------------------------------------------------------------------------------------------------------------
Fayette Cnty., GA DAU RB, Catholic School Properties, Inc.
Project, Series 1999, 2.29% 1                                                            535,000               535,000
-----------------------------------------------------------------------------------------------------------------------
Fulton Cnty., GA WSS RB, ETET Series 720050005, Cl. A, 2.32% 1,2                       1,645,000             1,645,000
-----------------------------------------------------------------------------------------------------------------------
Fulton, GA DAU RB, Woodard Academy, Inc. Project, 2.29% 1                             10,200,000            10,200,000
-----------------------------------------------------------------------------------------------------------------------
GA GOB, Series 1995B, ETET Series 96C1004, Cl. A, 2.32% 1,2                           11,880,000            11,880,000
-----------------------------------------------------------------------------------------------------------------------
Gainesville, GA RED Authority Educational Facilities RB,
Riverside Military Project, 2.29% 1                                                    3,000,000             3,000,000
-----------------------------------------------------------------------------------------------------------------------
Greene Cnty., GA HA RANs, Series 2004, 2.35% 1                                         5,990,000             5,990,000
-----------------------------------------------------------------------------------------------------------------------
Richmond Cnty., GA HA RANs, University Health Services, Inc.
Project, 2.29% 1                                                                      16,000,000            16,000,000
-----------------------------------------------------------------------------------------------------------------------
Rockdale Cnty., GA DAU MH RB, Series F3J, 2.36% 1                                      7,835,000             7,835,000
-----------------------------------------------------------------------------------------------------------------------


3            |            CENTENNIAL TAX EXEMPT TRUST

Centennial Tax Exempt Trust

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                       PRINCIPAL
                                                                                          AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------------
GEORGIA CONTINUED
Savannah, GA EDAU IDV RB, Savannah Steel & Metal Project, Series
1995, 2.63% 1                                                                   $        715,000     $         715,000
                                                                                                     ------------------
                                                                                                            65,505,000

-----------------------------------------------------------------------------------------------------------------------
ILLINOIS--12.0%
Chicago, IL BOE GOUN, AAMC Series 2002-4, 2.33% 1,2                                    9,225,000             9,225,000
-----------------------------------------------------------------------------------------------------------------------
Chicago, IL GOB, AAMC Series 2001-34, 2.33% 1,2                                       10,975,000            10,975,000
-----------------------------------------------------------------------------------------------------------------------
Chicago, IL GOUN, AAMC Series 1998-3, 2.33% 1,2                                        8,735,000             8,735,000
-----------------------------------------------------------------------------------------------------------------------
Chicago, IL RB, Boys & Girls Clubs Project, 2.40% 1                                      900,000               900,000
-----------------------------------------------------------------------------------------------------------------------
Chicago, IL RB, Lakefront Millennium Parking Facility, ETET
Series 981303, Cl. A, 2.32% 1,2                                                       22,495,000            22,495,000
-----------------------------------------------------------------------------------------------------------------------
Chicago, IL Wastewater Transmission RB, Second Lien, Series
2004A, 2.28% 1                                                                        13,565,000            13,565,000
-----------------------------------------------------------------------------------------------------------------------
Chicago, IL Water RB, Puttable Floating Option Tax Exempt
Receipts Series MT-030, 2.32% 1,2                                                      3,755,000             3,755,000
-----------------------------------------------------------------------------------------------------------------------
Crestwood, IL Tax Increment RB, Series 2003, 2.33% 1                                  14,370,000            14,370,000
-----------------------------------------------------------------------------------------------------------------------
East Peoria, IL CDAU RRB, The Kroger Co., Series 2003, 2.38% 1                         3,125,000             3,125,000
-----------------------------------------------------------------------------------------------------------------------
IL DFA RB, Oak Crest Residence Project, Series 2000, 2.40% 1                           3,400,000             3,400,000
-----------------------------------------------------------------------------------------------------------------------
IL EDLFA RB, ACI/Cultural Pooled Financing Program, 2.32% 1                            6,400,000             6,400,000
-----------------------------------------------------------------------------------------------------------------------
IL FAU RB, Illinois College, Series 2005, 2.30% 1                                      5,000,000             5,000,000
-----------------------------------------------------------------------------------------------------------------------
IL FAU RB, Mercy Alliance, Inc. Project, Series 2005, 2.31% 1                          7,000,000             7,000,000
-----------------------------------------------------------------------------------------------------------------------
IL FAU RB, Sauk Valley Community College Project, Series 2004A, 2.35% 1                6,725,000             6,725,000
-----------------------------------------------------------------------------------------------------------------------
IL HFAU RB, Edward Hospital Obligated Group, Series 2001C, 2.25% 1                     2,200,000             2,200,000
-----------------------------------------------------------------------------------------------------------------------
IL HFAU RB, Evanston Hospital Corp., Series 1992, 1.92%, 4/7/05                       22,000,000            22,000,000
-----------------------------------------------------------------------------------------------------------------------
IL Metro Pier & Exposition Authority RB, Puttable Floating
Option Tax Exempt Receipts Series PZ-44, 2.40% 1,2                                     6,605,000             6,605,000
-----------------------------------------------------------------------------------------------------------------------
IL Metro Pier & Exposition Authority RB, Puttable Floating
Option Tax Exempt Receipts Series PZ-45, 2.40% 1,2                                     5,805,000             5,805,000
-----------------------------------------------------------------------------------------------------------------------
IL RTA RB, Series 2003B Macon Trust Variable Certificates Series
2004B, 2.32% 1,2                                                                       3,335,000             3,335,000
-----------------------------------------------------------------------------------------------------------------------
Kane & Cook Cntys. & Elgin, IL Education RB, Harvest Christian
Academy, 2.28% 1                                                                       4,715,000             4,715,000
-----------------------------------------------------------------------------------------------------------------------
Lakemoor, IL MH RB, Lakemoor Apts. Project, Series 1985 A, 2.42% 1                    26,860,000            26,860,000
-----------------------------------------------------------------------------------------------------------------------
Lakemoor, IL MH RB, Lakemoor Apts. Project, Series 1985 B, 2.51% 1                    19,335,486            19,335,486
-----------------------------------------------------------------------------------------------------------------------
Monmouth, IL Industrial Project RB, Monmouth College Project,
Series 2005, 2.31% 1                                                                   6,500,000             6,500,000
-----------------------------------------------------------------------------------------------------------------------
West Frankfort, IL IDV RRB, The Kroger Co., Series 2004, 2.38% 1                         800,000               800,000
                                                                                                     ------------------
                                                                                                           213,825,486

-----------------------------------------------------------------------------------------------------------------------
INDIANA--2.5%
Goshen, IN ED RB, Goshen College Project, Series 2004, 2.32% 1                         3,280,000             3,280,000
-----------------------------------------------------------------------------------------------------------------------
IN GOB, AAMC Series 2003-15, Single Asset Trust, 2.33% 1,2                            14,200,000            14,200,000
-----------------------------------------------------------------------------------------------------------------------
IN HFFAU RB, Ascension Health Credit Group, Series 2001A, 2.50% 1                     10,000,000            10,000,000
-----------------------------------------------------------------------------------------------------------------------
IN MPA PPS RB, ETET Series 981401, Cl. A, 2.32% 1,2                                   13,600,000            13,600,000
-----------------------------------------------------------------------------------------------------------------------


4            |            CENTENNIAL TAX EXEMPT TRUST

Centennial Tax Exempt Trust

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                       PRINCIPAL
                                                                                          AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------------
INDIANA CONTINUED
Lawrence/Fort Harrison, IN Reuse Authority Tax Increment RB,
Harrison Military Base, 2.19% 1                                                 $      2,630,000     $       2,630,000
                                                                                                     ------------------
                                                                                                            43,710,000

-----------------------------------------------------------------------------------------------------------------------
KANSAS--0.4%
Wyandotte Cnty., KS Utility System RB, Puttable Tax Exempt
Receipts Series 595, 2.32% 1                                                           1,695,000             1,695,000
-----------------------------------------------------------------------------------------------------------------------
Wyandotte Cnty., KS RB, Reset Option Certificates II-R Trust
Series 328CE, 2.36% 1                                                                  5,355,000             5,355,000
                                                                                                     ------------------
                                                                                                             7,050,000

-----------------------------------------------------------------------------------------------------------------------
KENTUCKY--1.3%
Hancock Cnty., KY SWD RB, NSA Ltd. Project, Series 1998, 2.58% 1                       7,815,000             7,815,000
-----------------------------------------------------------------------------------------------------------------------
Morgantown, KY SWD Facilities RB, IMCO Recycling, Inc. Project,
Series 2004, 2.53% 1                                                                   5,000,000             5,000,000
-----------------------------------------------------------------------------------------------------------------------
Somerset, KY Industrial Building RB, Tibbals Flooring Co.
Project, Series 1989, 2.63% 1                                                         10,000,000            10,000,000
                                                                                                     ------------------
                                                                                                            22,815,000

-----------------------------------------------------------------------------------------------------------------------
LOUISIANA--4.8%
Jefferson Parish, LA Hospital Service District No. 001 RB,
Putters Series 522, 2.34% 1                                                           22,000,000            22,000,000
-----------------------------------------------------------------------------------------------------------------------
Jefferson Parish, LA SFM RB, Series B, 2.793% 1                                       16,724,132            16,724,132
-----------------------------------------------------------------------------------------------------------------------
LA Gas & Fuels Tax Nts., AAMC Series 2002-17, 2.33% 1,2                               15,000,000            15,000,000
-----------------------------------------------------------------------------------------------------------------------
LA TS Financing Corp. RB, Puttable Floating Option Tax Exempt
Receipts Series PA-1288, 2.38% 1,2                                                     2,000,000             2,000,000
-----------------------------------------------------------------------------------------------------------------------
New Orleans, LA IDV Board MH RB, Orleans LLC Project, Series
3700, 2.55% 1                                                                         29,000,000            29,000,000
                                                                                                     ------------------
                                                                                                            84,724,132

-----------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS--0.6%
MA DFA RB, YMCA of Greater Boston, Series A, 2.30% 1                                   7,900,000             7,900,000
-----------------------------------------------------------------------------------------------------------------------
MA GOB, 2.30% 1                                                                        2,000,000             2,000,000
                                                                                                     ------------------
                                                                                                             9,900,000

-----------------------------------------------------------------------------------------------------------------------
MICHIGAN--1.5%
Jackson Cnty., MI HOFA RB, Foote Memorial Hospital, Series A,
2.30% 1                                                                                8,200,000             8,200,000
-----------------------------------------------------------------------------------------------------------------------
MI Job DAU RB, East Lansing Residence Associates Project, 2.05% 1                      1,900,000             1,900,000
-----------------------------------------------------------------------------------------------------------------------
MI Multi-Modal GOB, Environmental Program, Series2004A, 1.95% 1                       16,370,000            16,370,000
                                                                                                     ------------------
                                                                                                            26,470,000

-----------------------------------------------------------------------------------------------------------------------
MINNESOTA--2.5%
Bloomington, MN CD RB, 94th Street Associates Project, Series
1985, 2.20% 1                                                                          3,915,000             3,915,000
-----------------------------------------------------------------------------------------------------------------------
Bloomington, MN CD RB, James Avenue Associates Project, Series
1985, 2.20% 1                                                                          3,805,000             3,805,000
-----------------------------------------------------------------------------------------------------------------------
Fulda, MN ISD No. 505 GO Aid Anticipation Certificates of
Indebtness, Series A, 3%, 9/30/05                                                      1,100,000             1,106,729
-----------------------------------------------------------------------------------------------------------------------


5            |            CENTENNIAL TAX EXEMPT TRUST

Centennial Tax Exempt Trust

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                       PRINCIPAL
                                                                                          AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------------
MINNESOTA CONTINUED
Hayfield, MN ISD No. 203 GO Aid Anticipation Certificates of
Indebtedness, Series A, 3%, 9/30/05                                             $      1,000,000     $       1,006,370
-----------------------------------------------------------------------------------------------------------------------
MN GOB, ETET Series 20002301, Cl. A, 2.32% 1,2                                        16,010,000            16,010,000
-----------------------------------------------------------------------------------------------------------------------
Northfield, MN ISD No. 659 GO Aid Anticipation Certificates of
Indebtedness, Series C, 3%, 9/26/05                                                    4,950,000             4,980,321
-----------------------------------------------------------------------------------------------------------------------
Park Rapids, MN ISD No. 309 GO Aid Anticipation Certificates of
Indebtedness, Series 2004A, 3%, 9/12/05                                                5,900,000             5,935,887
-----------------------------------------------------------------------------------------------------------------------
Rochester, MN IDV RRB, Seneca Foods Corp. Project, Series 1992,
2.53% 1                                                                                4,675,000             4,675,000
-----------------------------------------------------------------------------------------------------------------------
St. Paul, MN POAU IDV RB, Camada Ltd. Partnership, Series
2002-11, 2.53% 1                                                                       2,545,000             2,545,000
                                                                                                     ------------------
                                                                                                            43,979,307

-----------------------------------------------------------------------------------------------------------------------
MISSISSIPPI--0.2%
Panola Cnty., MS IDV RRB, The Kroger Co., Series 2003, 2.38% 1                         3,250,000             3,250,000
-----------------------------------------------------------------------------------------------------------------------
MISSOURI--0.7%
Kansas City, MO IDAU RB, Puttable Floating Option Tax Exempt
Receipts Series PT-2525, Whis Lake Project, 2.33% 1,2                                  4,395,000             4,395,000
-----------------------------------------------------------------------------------------------------------------------
MO DFB Cultural Facilities RB, Center of Creative Arts Project,
Series 2004, 2.32% 1                                                                   2,300,000             2,300,000
-----------------------------------------------------------------------------------------------------------------------
Springfield, MO RB, Puttable Floating Option Tax Exempt Receipts
Series PT-2521, Monclair Project, 2.33% 1,2                                            4,200,000             4,200,000
-----------------------------------------------------------------------------------------------------------------------
St. Louis Cnty., MO IDAU MH RB, Heatherbrook Gardens Apts.,
Series 1992, 2.44% 1                                                                   1,765,000             1,765,000
                                                                                                     ------------------
                                                                                                            12,660,000

-----------------------------------------------------------------------------------------------------------------------
NEBRASKA--0.1%
Hall Cnty., NE IDV RB, Global Industries, Inc. Project, Series
2000, 2.53% 1                                                                          2,160,000             2,160,000
-----------------------------------------------------------------------------------------------------------------------
NEVADA--2.1%
Clark Cnty., NV SDI GOLB, Puttable Floating Option Tax Exempt
Receipts Series PT-2406, 2.32% 1                                                       5,910,000             5,910,000
-----------------------------------------------------------------------------------------------------------------------
NV GOLB, SGMSTR Series 1997 SG114, 2.32% 1,2                                          15,000,000            15,000,000
-----------------------------------------------------------------------------------------------------------------------
Washoe Cnty., NV GOLB, AAMC Series 2001-24, Single Asset Trust,
2.33% 1,2                                                                             16,090,000            16,090,000
                                                                                                     ------------------
                                                                                                            37,000,000

-----------------------------------------------------------------------------------------------------------------------
NEW HAMPSHIRE--0.5%
Manchester, NH H&RA MH RB, Wall Street Tower Ltd. Partnership,
Series 1990A, 2.31% 1                                                                  5,000,000             5,000,000
-----------------------------------------------------------------------------------------------------------------------
NH H&EFA RB, Antioch University Issue, 2.31% 1                                         4,320,000             4,320,000
                                                                                                     ------------------
                                                                                                             9,320,000

-----------------------------------------------------------------------------------------------------------------------
NEW JERSEY--0.3%
NJ Tobacco Settlement Financing Corp. RB, Puttable Floating
Option Tax Exempt Receipts Series PA-1283, 2.35% 1                                     6,250,000             6,250,000
-----------------------------------------------------------------------------------------------------------------------
NEW MEXICO--2.4%
Bernalillo Cnty., NM Gross Receipts Tax RRB, Macon Trust
Variable Certificates Series 2004B, 2.32% 1,2                                          5,160,000             5,160,000
-----------------------------------------------------------------------------------------------------------------------
NM MFA RB, SFM Program Issue 2005, 2.716% 1                                           30,000,000            30,000,000
-----------------------------------------------------------------------------------------------------------------------


6            |            CENTENNIAL TAX EXEMPT TRUST

Centennial Tax Exempt Trust

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                       PRINCIPAL
                                                                                          AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------------
NEW MEXICO CONTINUED
NM Region II Housing MH RB, Santa Fe Retirement Village Apts.,
Series A, 2.20% 1                                                               $      7,500,000     $       7,500,000
                                                                                                     ------------------
                                                                                                            42,660,000

-----------------------------------------------------------------------------------------------------------------------
NEW YORK--1.8%
Forest City/New Rochelle, NY RB, Series 2003, 2.33% 1,2                                5,300,000             5,300,000
-----------------------------------------------------------------------------------------------------------------------
Kenmore, NY HAU MH RB, Puttable Floating Option Tax Exempt
Receipts Series PT-1485, 2.30% 1                                                       3,580,000             3,580,000
-----------------------------------------------------------------------------------------------------------------------
NY Upstate Telecommunications Corp. RB, Series 2005, 2.17% 1                           7,300,000             7,300,000
-----------------------------------------------------------------------------------------------------------------------
NYC GOUN, Puttable Floating Option Tax Exempt Receipts Series
PT-2615, 2.34% 1,2                                                                       665,000               665,000
-----------------------------------------------------------------------------------------------------------------------
NYC HDC MH RB, Gold Street, Series A, 2.25% 1                                          1,600,000             1,600,000
-----------------------------------------------------------------------------------------------------------------------
NYC IDA Civic Facility RB, Casa Project, 2.35% 1                                       2,000,000             2,000,000
-----------------------------------------------------------------------------------------------------------------------
NYC MTAU RRB, Puttable Floating Option Tax Exempt Receipts
Series PA-1077, 2.31% 1,2                                                              2,300,000             2,300,000
-----------------------------------------------------------------------------------------------------------------------
NYC MTAU RRB, Series A, MERLOTS Series 2004 B-16, 2.32% 1,2                            2,500,000             2,500,000
-----------------------------------------------------------------------------------------------------------------------
NYS DA RB, Puttable Floating Option Tax Exempt Receipts Series
PA-1088, 2.30% 1                                                                       1,100,000             1,100,000
-----------------------------------------------------------------------------------------------------------------------
NYS DA RRB, Municipal Securities Trust Receipts-CMC1B, 2.30% 1,2                         800,000               800,000
-----------------------------------------------------------------------------------------------------------------------
NYS GOUN, Series A, 1.80%, 10/7/05 3                                                   1,900,000             1,900,000
-----------------------------------------------------------------------------------------------------------------------
NYS UDC RB, SGMSTR Series 2003 SG163, 2.30% 1,2                                        2,500,000             2,500,000
                                                                                                     ------------------
                                                                                                            31,545,000

-----------------------------------------------------------------------------------------------------------------------
NORTH CAROLINA--0.5%
Craven Cnty., NC IFPCFA RB, Wheatstone Corp. Project, 2.63% 1                          2,000,000             2,000,000
-----------------------------------------------------------------------------------------------------------------------
Hoke Cnty., NC IFPCFA RB, Triangle Building Supply, Inc.
Project, Series 1997, 2.63% 1                                                          1,625,000             1,625,000
-----------------------------------------------------------------------------------------------------------------------
NC Community HCF RB, Carolina Meadows, Inc., Project, Series
2004, 2.31% 1                                                                          5,000,000             5,000,000
-----------------------------------------------------------------------------------------------------------------------
Wake Cnty., NC IFPCFA RB, Aeroglide Corp. Project, Series 1997, 2.63% 1                  975,000               975,000
                                                                                                     ------------------
                                                                                                             9,600,000

-----------------------------------------------------------------------------------------------------------------------
OHIO--4.1%
Columbus, OH Regional AA Capital Funding RB, Municipal Pooled
Financing Program, 2.30% 1                                                             6,660,000             6,660,000
-----------------------------------------------------------------------------------------------------------------------
Franklin Cnty., OH HCF RB, Presbyterian Retirement Services,
Series 2005B, 2.32% 1                                                                  6,385,000             6,385,000
-----------------------------------------------------------------------------------------------------------------------
Gallia Cnty., OH IDV Mtg. RRB, Jackson Pike Assn., 2.20%,
6/15/05 3                                                                              2,220,000             2,220,000
-----------------------------------------------------------------------------------------------------------------------
Hamilton Cnty., OH HCF RB, Twin Towers & Twin Lakes Project,
Series A, 2.20% 1                                                                     16,000,000            16,000,000
-----------------------------------------------------------------------------------------------------------------------
Hamilton Cnty., OH Parking System RB, Series 2001, 2.29% 1                             7,755,000             7,755,000
-----------------------------------------------------------------------------------------------------------------------
Madeira, OH ED RRB, The Kroger Co., Series 2004, 2.38% 1                               2,050,000             2,050,000
-----------------------------------------------------------------------------------------------------------------------
OH Water DAU RB, Series A, 2.29% 1                                                    15,400,000            15,400,000
-----------------------------------------------------------------------------------------------------------------------
OH Water DAU RRB, 2.29% 1                                                             14,035,000            14,035,000
-----------------------------------------------------------------------------------------------------------------------


7            |            CENTENNIAL TAX EXEMPT TRUST

Centennial Tax Exempt Trust

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                       PRINCIPAL
                                                                                          AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------------
OHIO CONTINUED
Stark Cnty., OH IDV RRB, The Kroger Co., Series 2004, 2.38% 1                   $      3,100,000     $       3,100,000
                                                                                                     ------------------
                                                                                                            73,605,000

-----------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA--0.6%
Berks Cnty., PA IDAU RB, Visiting Nurse Assn., Inc. Project,
Series B, 2.39% 1                                                                        670,000               670,000
-----------------------------------------------------------------------------------------------------------------------
Harrisburg, PA Authority RB, Haverford Township School,
Subseries 2001-A, 2.33% 1                                                              2,195,000             2,195,000
-----------------------------------------------------------------------------------------------------------------------
Lehigh Cnty., PA IDAU RB, Allentown Airport, 2.39% 1                                     310,000               310,000
-----------------------------------------------------------------------------------------------------------------------
PA EDFAU RB, Series E1, 2.31% 1                                                        2,000,000             2,000,000
-----------------------------------------------------------------------------------------------------------------------
PA EDFAU RB, Series E3, 2.31% 1                                                          900,000               900,000
-----------------------------------------------------------------------------------------------------------------------
PA Public School Buildings RB, MERLOTS Series 2003 A42, 1.80% 1,4                      3,795,000             3,795,000
-----------------------------------------------------------------------------------------------------------------------
Philadelphia, PA IDAU RB, Friends of Mast School, Inc. Project, 2.34% 1                  885,000               885,000
                                                                                                     ------------------
                                                                                                            10,755,000

-----------------------------------------------------------------------------------------------------------------------
SOUTH CAROLINA--2.0%
SC Assn. of Governmental Organizations COP, Series 2004, 2.75%,
4/15/05                                                                               10,000,000            10,004,618
-----------------------------------------------------------------------------------------------------------------------
SC Jobs EDAU RB, WUREF Development LLC Project, Series A, 2.29% 1                      7,700,000             7,700,000
-----------------------------------------------------------------------------------------------------------------------
SC Medical University HA RB, Series 2005-A, 2.33% 1,2                                 18,230,000            18,230,000
                                                                                                     ------------------
                                                                                                            35,934,618

-----------------------------------------------------------------------------------------------------------------------
SOUTH DAKOTA--0.0%
Brookings, SD IDV RB, Lormar Development Co. Project, 2.55% 1                            100,000               100,000
-----------------------------------------------------------------------------------------------------------------------
TENNESSEE--1.4%
Knox, TN Health, Education and Housing RB, Puttable Floating
Option Tax Exempt Receipts Series PT-2524, Steeple Chase
Project, 2.33% 1,2                                                                     6,245,000             6,245,000
-----------------------------------------------------------------------------------------------------------------------
Metropolitan Government Nashville & Davidson Cnty., TN Health &
Education Board RB, Ascension Health, Series 2001B, 1.65%,
8/3/05 3                                                                              14,000,000            14,000,000
-----------------------------------------------------------------------------------------------------------------------
Springfield, TN IDV Board RRB, The Kroger Co., Series 2004, 2.38% 1                    4,500,000             4,500,000
                                                                                                     ------------------
                                                                                                            24,745,000

-----------------------------------------------------------------------------------------------------------------------
TEXAS--13.2%
Allen, TX ISD GOUN, Puttable Floating Option Tax Exempt Receipts
Series PT-2619, 2.32% 1,2                                                              5,910,000             5,910,000
-----------------------------------------------------------------------------------------------------------------------
Allen, TX ISD GOUN, Puttable Tax Exempt Receipts Series 715,
2.32% 1                                                                                1,505,000             1,505,000
-----------------------------------------------------------------------------------------------------------------------
Bexar Cnty., TX HFC MH RB, Summit Hills Apts. Project, Series A,
2.33% 1                                                                                3,500,000             3,500,000
-----------------------------------------------------------------------------------------------------------------------
Bexar Cnty., TX HFDC RB, Air Force Village Project, Series 2000,
2.28% 1                                                                                5,000,000             5,000,000
-----------------------------------------------------------------------------------------------------------------------
Boerne, TX ISD GOUN, Puttable Tax Exempt Receipts Series 752,
2.32% 1,2                                                                              2,630,000             2,630,000
-----------------------------------------------------------------------------------------------------------------------
Boerne, TX ISD GOUN, Series DB-118, 2.32% 1                                           11,125,000            11,125,000
-----------------------------------------------------------------------------------------------------------------------
Clipper, TX COP, Tax Exempt Certificates Trust Multi-state
Series 2005-7, 2.40% 1,2                                                              28,500,000            28,500,000
-----------------------------------------------------------------------------------------------------------------------
Corsicana, TX ISD GOUN, Short Puttable Exempt Adjustable
Receipts, Series DB-111, 2.32% 1                                                       5,100,000             5,100,000
-----------------------------------------------------------------------------------------------------------------------


8            |            CENTENNIAL TAX EXEMPT TRUST

Centennial Tax Exempt Trust

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                       PRINCIPAL
                                                                                          AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------------
TEXAS CONTINUED
Denton, TX ISD GOUN, Puttable Floating Option Tax Exempt
Receipts Series PT-2554, 2.32% 1,2                                              $      4,305,000     $       4,305,000
-----------------------------------------------------------------------------------------------------------------------
Denton, TX ISD GOUN, School Building, Series 2005-A, 2.30% 1                           3,500,000             3,500,000
-----------------------------------------------------------------------------------------------------------------------
Garland, TX ISD GOUN, School Building, Series 2004-B, 2.05%,
6/15/05 3                                                                              7,125,000             7,125,000
-----------------------------------------------------------------------------------------------------------------------
Harris Cnty., TX HFDC RB, The Methodist System-B, 2.07% 1                             11,800,000            11,800,000
-----------------------------------------------------------------------------------------------------------------------
Hays, TX Consolidated ISD GO, Puttable Floating Option Tax
Exempt Receipts Series PT-2462, 2.32% 1                                                3,530,000             3,530,000
-----------------------------------------------------------------------------------------------------------------------
Hays, TX Consolidated ISD GOB, Puttable Tax Exempt Receipts
Series 632, 2.32% 1                                                                    3,200,000             3,200,000
-----------------------------------------------------------------------------------------------------------------------
Hays, TX ISD GOUN, Puttable Floating Option Tax Exempt Receipts
Series PT-2539, 2.32% 1                                                                3,690,000             3,690,000
-----------------------------------------------------------------------------------------------------------------------
Houston, TX WSS RB, SGMSTR Series 1997 SG120, 2.32% 1,2                               22,600,000            22,600,000
-----------------------------------------------------------------------------------------------------------------------
Keller, TX ISD GOUN, AAMC Series 2001-26, 2.33% 1,2                                    3,000,000             3,000,000
-----------------------------------------------------------------------------------------------------------------------
Klein, TX ISD GO, Puttable Floating Option Tax Exempt Receipts
Series PT-2482, 2.32% 1                                                                3,425,000             3,425,000
-----------------------------------------------------------------------------------------------------------------------
Klein, TX ISD GOB, MERLOTS Series C-02, 2.35% 1                                        4,175,000             4,175,000
-----------------------------------------------------------------------------------------------------------------------
Lamar, TX Consolidated ISD Schoolhouse GOUN, Series 2004, 1.75%,
6/15/05 3                                                                             11,500,000            11,500,000
-----------------------------------------------------------------------------------------------------------------------
Leander, TX ISD GOUN, Puttable Floating Option Tax Exempt
Receipts Series PT-2405, 2.32% 1,2                                                     5,305,000             5,305,000
-----------------------------------------------------------------------------------------------------------------------
Mansfield, TX ISD School Building GOUN, MERLOTS Series B11,
2.35% 1,2                                                                             14,590,000            14,590,000
-----------------------------------------------------------------------------------------------------------------------
Southmost University Jr. College District, TX GOLB, Puttable
Floating Option Tax Exempt Receipts Series PT-2582, 2.32% 1,2                          6,205,000             6,205,000
-----------------------------------------------------------------------------------------------------------------------
Spring Branch, TX ISD Schoolhouse GOLB, Series 2004, 1.75%,
6/15/05 3                                                                             15,700,000            15,700,000
-----------------------------------------------------------------------------------------------------------------------
Sunnyvale, TX ISD GOB, Puttable Tax Exempt Receipts Series 619,
2.32% 1                                                                                2,000,000             2,000,000
-----------------------------------------------------------------------------------------------------------------------
TX TANs & RANs, Series 2004, 3%, 8/31/05                                              30,000,000            30,169,940
-----------------------------------------------------------------------------------------------------------------------
TX TUAU RB, Dallas Northtollway, SGMSTR Series 1996 SG70, 2.32% 1,2                   11,000,000            11,000,000
-----------------------------------------------------------------------------------------------------------------------
TX SGMSTR Series SG P-19, 2.43% 1                                                      1,620,000             1,620,000
-----------------------------------------------------------------------------------------------------------------------
Upper Trinity Regional Water District, TX RB, Puttable Tax
Exempt Receipts, Series 579, 2.32% 1                                                   2,835,000             2,835,000
                                                                                                     ------------------
                                                                                                           234,544,940

-----------------------------------------------------------------------------------------------------------------------
UTAH--1.1%
Beaver Cnty., UT Environmental Facilities RB, Best Biofuels LLC
Project, Series 2003A, 2.63% 1                                                        10,985,000            10,985,000
-----------------------------------------------------------------------------------------------------------------------
Davis Cnty., UT RB, Series 2003, 2.58% 1                                               2,460,000             2,460,000
-----------------------------------------------------------------------------------------------------------------------
Riverdale, UT RA Tax Increment RB, 2.38% 1                                             1,000,000             1,000,000
-----------------------------------------------------------------------------------------------------------------------
Salt Lake Cnty., UT HAU MH RB, Crossroads Apts. Project, 2.30% 1                       4,435,000             4,435,000
                                                                                                     ------------------
                                                                                                            18,880,000

-----------------------------------------------------------------------------------------------------------------------
WASHINGTON--1.4%
King Cnty., WA GOLB, AAMC Series 2001-1, 2.33% 1,2                                    12,770,000            12,770,000
-----------------------------------------------------------------------------------------------------------------------
WA EDFA RB, A&T Mensonides Project, Series 2001-I, 2.57% 1                             1,910,000             1,910,000
-----------------------------------------------------------------------------------------------------------------------


9            |            CENTENNIAL TAX EXEMPT TRUST

Centennial Tax Exempt Trust

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                       PRINCIPAL
                                                                                          AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------------
WASHINGTON CONTINUED
WA Housing Finance Commission Nonprofit RRB, Judson Park
Project, Series 2004A, 2.28% 1                                                  $     10,085,000     $      10,085,000
                                                                                                     ------------------
                                                                                                            24,765,000

-----------------------------------------------------------------------------------------------------------------------
WEST VIRGINIA--1.3%
Kanawha Cnty., WV IDV RRB, The Kroger Co., Series 2004-A, 2.38% 1                      4,500,000             4,500,000
-----------------------------------------------------------------------------------------------------------------------
Kanawha Cnty., WV IDV RRB, The Kroger Co., Series 2004-B, 2.38% 1                      6,850,000             6,850,000
-----------------------------------------------------------------------------------------------------------------------
Marmet, WV CD RRB, The Kroger Co., Series 2004, 2.38% 1                                3,100,000             3,100,000
-----------------------------------------------------------------------------------------------------------------------
Monogalia Cnty., WV Community Hospital Building Commission RB,
Monogalia General Hospital, Series 2002A, 2.29% 1                                      4,300,000             4,300,000
-----------------------------------------------------------------------------------------------------------------------
WV HOFA RB, Pooled Financing Project, Series 2000 B-1, 2.34% 1                         3,800,000             3,800,000
                                                                                                     ------------------
                                                                                                            22,550,000

-----------------------------------------------------------------------------------------------------------------------
WISCONSIN--3.8%
Appleton, WI RED Authority RRB, Fox Cities Performing Arts
Center, Series 2001B, 2.40% 1                                                          1,000,000             1,000,000
-----------------------------------------------------------------------------------------------------------------------
Columbus, WI IDV RB, Maysteel Corp. Project, Series 1994, 2.63% 1                      2,000,000             2,000,000
-----------------------------------------------------------------------------------------------------------------------
Green Bay, WI HAU RB, Sisters of St. Francis Project, Series
2004, 2.31% 1                                                                          4,995,000             4,995,000
-----------------------------------------------------------------------------------------------------------------------
Janesville, WI IDV RRB, Seneca Foods Corp. Project, Series 2002,
2.53% 1                                                                                7,710,000             7,710,000
-----------------------------------------------------------------------------------------------------------------------
Wausau, WI SDI TANs & RANs, 2%, 10/27/05                                               6,500,000             6,504,367
-----------------------------------------------------------------------------------------------------------------------
West Allis, WI RB, State Fairgrounds Park Exposition Center,
2.35% 1                                                                                3,555,000             3,555,000
-----------------------------------------------------------------------------------------------------------------------
WI H&EFA RB, Lakeland College, Series 2005, 2.22% 1                                   14,050,000            14,050,000
-----------------------------------------------------------------------------------------------------------------------
WI H&EFA RB, Lutheran Social Services, Series 2004, 2.34% 1                            3,000,000             3,000,000
-----------------------------------------------------------------------------------------------------------------------
WI H&EFA RB, Oakwood Village Project, Series 2005, 2.31% 1                            10,000,000            10,000,000
-----------------------------------------------------------------------------------------------------------------------
WI H&EFA RB, Southwest Health Center, Inc., 2.30% 1                                    6,340,000             6,340,000
-----------------------------------------------------------------------------------------------------------------------
WI H&EFA RB, St. Camillus Health Center, Series 2005, 2.34% 1                          1,000,000             1,000,000
-----------------------------------------------------------------------------------------------------------------------
WI Transit RB, Reset Option Certificates II-R Trust Series 7500,
2.32% 1,2                                                                              7,450,000             7,450,000
                                                                                                     ------------------
                                                                                                            67,604,367

-----------------------------------------------------------------------------------------------------------------------
WYOMING--0.2%
Campbell Cnty., WY IDV RB, Powder Basin Properties Project,
Series 1996, 2.48% 1                                                                   4,430,000             4,430,000
-----------------------------------------------------------------------------------------------------------------------
DISTRICT OF COLUMBIA--0.1%
District of Columbia GOUN, Puttable Floating Option Tax Exempt
Receipts Series PT 2440, 2.32% 1                                                       1,880,000             1,880,000
-----------------------------------------------------------------------------------------------------------------------
OTHER TERRITORIES--6.3%
Floating Rate Trust Receipts Series 2001 C5, 2.59% 1,2                                13,800,000            13,800,000
-----------------------------------------------------------------------------------------------------------------------
Municipal Securities Pool Trust, SGMSTR Series P-18, 2.43% 1,2                        85,050,000            85,050,000
-----------------------------------------------------------------------------------------------------------------------
Puttable Floating Option Tax Exempt Receipts Series PPT-1001,
2.43% 1,2                                                                              5,000,000             5,000,000
-----------------------------------------------------------------------------------------------------------------------
Puttable Floating Option Tax Exempt Receipts Series PZP-001, 2.43% 1,2                 8,950,000             8,950,000
                                                                                                     ------------------
                                                                                                           112,800,000

-----------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--0.1%
PR CMWLTH HTAU RB, Puttable Tax Exempt Receipts Series 246,
2.29% 1,2                                                                              1,750,000             1,750,000


10            |            CENTENNIAL TAX EXEMPT TRUST

Centennial Tax Exempt Trust

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                                                 VALUE
-----------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $1,760,888,850)                                          99.0%         1,760,888,850
-----------------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                              1.0            16,926,847

                                                                                ---------------------------------------
NET ASSETS                                                                                 100.0%    $   1,777,815,697
                                                                                =======================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

To simplify the listings of securities, abbreviations are used per the table below:

AA           Airport Authority
AAMC         ABN AMRO Munitops Certificates
BOE          Board of Education
CD           Commercial Development
CDAU         Community Development Authority
CMWLTH       Commonwealth
COP          Certificates of Participation
DA           Dormitory Authority
DAU          Development Authority
DFA          Development Finance Authority
DFB          Development Finance Board
ECFA         Educational and Cultural Facilities Authority
ED           Economic Development
EDAU         Economic Development Authority
EDFA         Economic Development Finance Authority
EDFAU        Economic Development Finance Authority
EDLFA        Educational Facilities Authority
ETET         Eagle Tax-Exempt Trust
FAU          Finance Authority
GO           General Obligation
GOB          General Obligation Bonds
GOLB         General Obligation Ltd. Bonds
GOUN         General Obligation Unlimited Nts.
H&EFA        Health and Educational Facilities Authority
H&RA         Housing and Redevelopment Authority
HA           Hospital Authority
HAU          Housing Authority
HCF          Health Care Facilities
HDC          Housing Development Corp.
HFA          Housing Finance Agency/Authority
HFAU         Health Facilities Authority
HFC          Housing Finance Corp.
HFDC         Health Facilities Development Corp.
HFFAU        Health Facilities Finance Authority
HOFA         Hospital Finance Agency/Authority
HTAU         Highway & Transportation Authority
IDA          Industrial Development Agency
IDAU         Industrial Development Authority
IDB          Industrial Development Board
IDV          Industrial Development
IFPCFA       Industrial Facilities and Pollution Control Financing Authority
ISD          Independent School District
MERLOTS      Municipal Exempt Receipts Liquidity Option Tender


11            |            CENTENNIAL TAX EXEMPT TRUST

Centennial Tax Exempt Trust

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

MFA          Mortgage Finance Authority
MH           Multifamily Housing
MPA          Municipal Power Agency
MTAU         Metropolitan Transportation Authority
NYC          New York City
NYS          New York State
PC           Pollution Control
POAU         Port Authority
PPS          Public Power System
RA           Redevelopment Agency/Authority
RANs         Revenue Anticipation Nts.
RB           Revenue Bonds
RED          Redevelopment
REF          Refunding
RRB          Revenue Refunding Bonds
RTA          Regional Transportation Authority/Agency
SCDAU        Statewide Communities Development Authority
SDI          School District
SFM          Single Family Mtg.
SGMSTR       Societe Generale, NY Branch Municipal Security Trust Receipts
SWD          Solid Waste Disposal
TANs         Tax Anticipation Nts.
TS           Tobacco Settlement
TUAU         Turnpike Authority
UDC          Urban Development Corp.
USD          Unified School District
WSS          Water & Sewer System
YMCA         Young Men's Christian Association
MH           Memorial Hospital

1. Floating or variable rate obligation maturing in more than one year. The interest rate, which is based on specific, or an index of, market interest rates, is subject to change periodically and is the effective rate on March 31, 2005. This instrument has a demand feature which allows, on up to 30 days' notice, the recovery of principal at any time, or at specified intervals not exceeding one year.

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $577,466,000 or 32.48% of the Trust's net assets as of March 31, 2005.

3. Put obligation redeemable at full principal value on the date reported.

4. Illiquid security. The aggregate value of illiquid securities as of March 31, 2005 was $3,795,000, which represents 0.21% of the Trust's net assets. See accompanying Notes to Quarterly Statement of Investments.

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The net asset value of shares of the Trust is normally determined twice each day, at 12:00 Noon Eastern time and at 4:00 P.M. Eastern time on each day The New York Stock Exchange (the Exchange) is open for trading. Portfolio securities are valued on the basis of amortized cost, which approximates market value.

ILLIQUID SECURITIES. As of March 31, 2005, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Trust will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities.


12            |            CENTENNIAL TAX EXEMPT TRUST


ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of March 31, 2005, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

      (a)   Exhibits attached hereto. (Attach certifications as exhibits)

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Centennial Tax Exempt Trust


By:   /s/John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer

Date: May 13, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer

Date: May 13, 2005


By:   /s/Brian W. Wixted
      ----------------------------
      Brian W. Wixted
      Chief Financial Officer

Date: May 13, 2005